Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [abstract]
Related Party Transactions

15.   Related Party Transactions

In addition to the related party transactions and balances disclosed elsewhere in these financial statements, the Company entered into the following related party transactions during the years ended December 31, 2019 and 2018:

a)    Purchase of Goods and Services

During the years ended December 31, 2019 and 2018, the Company was charged for general and administrative services pursuant to a shared services agreement with Gold Group Management Inc., a company of which Simon Ridgway, the Company’s Chairman, is a director.

	Years ended December 31,
	2019	2018
Personnel costs	$21	$118
General and administrative expenses	189	193
	$210	$311

As at December 31, 2019, the Company had outstanding balances payable to Gold Group Management Inc. of $14 (December 31, 2018 - $17).   Amounts due to related parties are due on demand and are unsecured.

b)    Key Management Personnel

During the years ended December 31, 2019 and 2018, the Company was charged for consulting services by Mario Szotlender, a director of the Company, and by Mill Street Services Ltd., a company of which Simon Ridgway, the Company’s Chairman, is a director. Such amounts, along with other amounts paid to key management personnel are as follows:

	Years ended December 31,
	2019	2018
Salaries and benefits	$4,716	$4,471
Directors fees	702	709
Consulting fees	135	139
Share-based payments	5,449	3,545
	$11,002	$8,864